Other operational gain	12 Months Ended
Dec. 31, 2020
Other Operational Gain
Other operational gain

11.       Other operational gain:

For the years ended December 31, 2019 and 2020, other operational gain of $2,423 and $3,231, was recognized, mainly consisting of gain from hull and machinery insurance claims.